Revenue from Contracts with Customers and Relevant Contract Assets and Liabilities - Detail explanation of Operating revenue (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Mobile services	₩ 6,936,485	₩ 6,805,218	₩ 6,795,124
Fixed-line services:	4,960,338	4,827,015	4,866,698
Fixed-line and VoIP telephone services	1,465,059	1,463,553	1,578,546
Broadband Internet access services	2,343,591	2,256,188	2,177,447
Data communication services	1,151,689	1,107,274	1,110,705
Media and content	2,800,630	2,637,691	2,516,256
Financial services	3,661,896	3,493,920	3,641,655
Sale of goods	3,532,973	3,593,127	4,194,168
Others	3,313,337	3,083,676	2,885,288
Total	₩ 25,205,659	₩ 24,440,647	₩ 24,899,189